Balance Sheets (FY) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 36,814,899	$ 88,067,647	$ 97,307,258	$ 106,398,919	$ 130,189,421	$ 13,728,972
Prepaid expenses and other current assets	247,182	986,680		954,581
Total current assets	37,062,081	89,054,327		107,353,500
Property and equipment, net	468,170	3,423,880		3,418,077
Other assets	142,870	142,870		142,870
Total assets	37,673,121	92,621,077		110,914,447
Current liabilities:
Accounts payable	590,694	4,369,133		3,471,032
Accrued expenses	917,871	5,422,205		3,213,715
Short term debt	0	3,075,421		0
Total current liabilities	6,688,287	12,866,759		6,684,747
Noncurrent liability:
Long term debt	0	17,382,907		14,953,143
STOCKHOLDERS' EQUITY
Preferred stock, 5,000,000 shares authorized at December 31, 2017 and 2016, zero outstanding	0	0		0
Common stock, $0.00033 par value, 75,000,000 shares authorized at December 31, 2017 and December 31, 2016, 30,869,205 shares and 28,918,516 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	10,551	10,400		9,756
Additional paid-in capital	220,705,548	214,309,370		190,341,769
Accumulated deficit	(189,731,265)	(151,948,359)		(101,074,968)
Total stockholders' equity	30,984,834	62,371,411		89,276,557	$ 122,477,527	$ (27,833,747)
Total liabilities and stockholders' equity	$ 37,673,121	$ 92,621,077		$ 110,914,447